RELATED PARTIES	6 Months Ended
Jun. 30, 2022
Related Party [Abstract]
RELATED PARTIES	RELATED PARTIES
In the normal course of operations, the partnership enters into transactions with related parties. These transactions have been measured at exchange value and are recognized in the consolidated financial statements. The immediate parent of the partnership is Brookfield Property Partners Limited. The ultimate parent of the partnership is Brookfield Asset Management. Other related parties of the partnership include Brookfield Asset Management’s subsidiaries and operating entities, certain joint ventures and associates accounted for under the equity method, as well as officers of such entities and their spouses.

The partnership has a management agreement with its service providers, wholly-owned subsidiaries of Brookfield Asset Management. Pursuant to a Master Services Agreement, the partnership pays a base management fee (“base management fee”), to the service providers. The management fee is calculated at an annualized rate of 1.05% of the sum of the following amounts, as of the last day of the immediately preceding quarter: (1) the equity attributable to unitholders for our Core Office, Core Retail and the Corporate segments; and (ii) the carrying value Canholdco Class B Common Shares. The amount of the equity enhancement distribution is reduced by the amount by which the base management fee is greater than $50 million per annum, plus annual inflation adjustments. For the three and six months ended June 30, 2022, the partnership paid a base management fee of $57 million and $114 million (2021 - $31 million and $61 million).

In connection with the issuance of preferred equity units of the operating partnership to a third party in the fourth quarter of 2014, Brookfield Asset Management contingently agreed to acquire the seven-year and ten-year tranches of preferred equity units from the holder for the initial issuance price plus accrued and unpaid distributions and to exchange such units for preferred equity units with terms and conditions substantially similar to the twelve-year tranche to the extent that the market price of the LP Units is less than 80% of the exchange price at maturity. On December 30, 2021, Brookfield Asset Management acquired the seven-year tranche of preferred equity units from the holder and exchanged such units for Redeemable/Exchangeable Partnership Units. The seven-year tranche of preferred equity units were subsequently canceled.
The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2022	Dec. 31, 2021
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	(326)	(378)
Loans and notes receivable	171	170
Receivables and other assets	83	71
Deposit payable to Brookfield Asset Management(1)	(180)	(680)
Property-specific debt obligations	(1,650)	(250)
Loans and notes payable and other liabilities	(362)	(259)
Preferred shares held by Brookfield Asset Management	(1,015)	(1,015)
Brookfield Asset Management interest in Canholdco	(1,940)	(2,083)
(1)As of June 30, 2022, a $180 million on-demand deposit was payable to Brookfield Asset Management, provided for in the deposit agreement between the partnership and Brookfield Asset Management.

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
Transactions with related parties:
Commercial property revenue(1)	$16	$9	$24	$17
Management fee income	12	6	33	13
Interest expense on debt obligations	4	10	8	15
General and administrative expense(2)	81	64	162	129
Construction costs(3)	12	47	36	97
Return of capital distributions on Brookfield Asset Management’s interest in Canholdco	—	—	118	—
Distributions on Brookfield Assets management’s interest in Canholdco	29	—	57	—
Incentive fees	4	22	36	22
(1)Amounts received from Brookfield Asset Management and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to Brookfield Asset Management and its subsidiaries for management fees, management fees associated with the partnership’s investments in private funds, and administrative services.
(3)Includes amounts paid to Brookfield Asset Management and its subsidiaries for construction costs of development properties.